GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of goodwill

	As of December 31,
	2019	2020
	RMB	RMB
Balance as of January 1, 2020	—	—
Additions in goodwill related to business combinations (Note 21)	—	196,002,568
Balance as of December 31, 2020	—	196,002,568